LOANS (covered) (Tables) (Covered Loans)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value of Purchased Impaired and Nonimpaired Loans
The following table reflects the carrying value of all covered purchased impaired and nonimpaired loans as of December 31:

	2013			2012
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30	Total Covered Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30	Total Covered Loans
Commercial	$41,172	$1,144	$42,316	$94,775	$7,351	$102,126
Real estate - construction	8,556	0	8,556	10,631	0	10,631
Real estate - commercial	263,146	5,487	268,633	458,066	7,489	465,555
Real estate - residential	80,733	0	80,733	100,694	0	100,694
Installment	5,073	568	5,641	7,911	763	8,674
Home equity	975	48,649	49,624	2,080	55,378	57,458
Other covered loans	0	2,370	2,370	0	2,978	2,978
Total covered loans	$399,655	$58,218	$457,873	$674,157	$73,959	$748,116

Commercial and Consumer Credit Exposure by Risk Attribute
Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2013
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$25,196	$1,714	$182,621	$209,531
Special Mention	2,011	0	12,904	14,915
Substandard	14,693	6,842	73,108	94,643
Doubtful	416	0	0	416
Total	$42,316	$8,556	$268,633	$319,505

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$80,733	$5,636	$47,731	$2,370	$136,470
Nonperforming	0	5	1,893	0	1,898
Total	$80,733	$5,641	$49,624	$2,370	$138,368

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$48,213	$2,304	$213,143	$263,660
Special Mention	16,293	7	70,894	87,194
Substandard	35,596	8,320	181,345	225,261
Doubtful	2,024	0	173	2,197
Total	$102,126	$10,631	$465,555	$578,312

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$100,694	$8,674	$53,231	$2,967	$165,566
Nonperforming	0	0	4,227	11	4,238
Total	$100,694	$8,674	$57,458	$2,978	$169,804

Covered Nonaccrual Loans

Information as to covered nonaccrual loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

(Dollars in thousands)	2013	2012	2011
Impaired loans
Nonaccrual loans (1)
Commercial	$540	$4,498	$7,203
Real estate-commercial	1,349	2,986	2,192
Installment	5	0	0
Home equity	1,893	4,227	1,747
All other	0	11	18
Total nonaccrual loans	3,787	11,722	11,160
Accruing troubled debt restructurings	335	0	0
Total impaired loans	$4,122	$11,722	$11,160

Interest income effect
Gross amount of interest that would have been recorded under original terms	$412	$673	$1,020
Interest included in income
Nonaccrual loans	24	85	58
Troubled debt restructurings	6	0	0
Total interest included in income	30	85	58
Net impact on interest income	$382	$588	$962

(1) Nonaccrual loans include nonaccrual TDRs of $0.9 million as of December 31, 2013 and none as of December 31, 2012 and 2011.

Investment in Impaired Loans
First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of 12/31/2013
(Dollars in thousands)	Current Balance	Unpaid Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$875	$1,131	$0	$1,832	$11
Real estate - commercial	1,349	2,648	0	1,786	4
Installment	5	5	0	2	0
Home equity	1,893	2,899	0	2,611	15
All other	0	0	0	8	0
Total	$4,122	$6,683	$0	$6,239	$30

	As of December 31, 2012
(Dollars in thousands)	Current Balance	Unpaid Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$4,498	$4,660	$0	$4,526	$62
Real estate - commercial	2,986	3,216	0	2,153	18
Home equity	4,227	5,260	0	2,006	5
All other	11	11	0	13	0
Total	$11,722	$13,147	$0	$8,698	$85

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Unpaid Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

Changes in Other Real Estate Owned
Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2013	2012	2011
Balance at beginning of year	$28,862	$44,818	$35,257
Additions
Commercial	23,846	16,759	46,880
Residential	879	3,916	2,753
Total additions	24,725	20,675	49,633
Disposals
Commercial	22,065	27,044	26,693
Residential	948	2,820	7,849
Total disposals	23,013	29,864	34,542
Valuation adjustments
Commercial	3,320	5,872	4,407
Residential	134	895	1,123
Total valuation adjustments	3,454	6,767	5,530
Balance at end of year	$27,120	$28,862	$44,818

Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans
Changes in the carrying amount of accretable difference for covered purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2013	2012	2011
Balance at beginning of year	$224,694	$344,410	$509,945
Reclassification from non-accretable difference	1,470	29,606	39,079
Accretion	(58,422)	(91,485)	(125,524)
Other net activity (1)	(34,071)	(57,837)	(79,090)
Balance at end of year	$133,671	$224,694	$344,410
 (1)  Includes the impact of loan repayments and charge-offs.

Loan Delinquency, including Nonaccrual Loans

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2013
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$60	$335	$483	$878	$266	$1,144	$0
Real estate - commercial	184	0	1,263	1,447	4,040	5,487	0
Installment	0	0	5	5	563	568	0
Home equity	239	36	1,727	2,002	46,647	48,649	0
All other	9	4	0	13	2,357	2,370	0
Total	$492	$375	$3,478	$4,345	$53,873	$58,218	$0

	As of December 31, 2012
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$351	$148	$3,781	$4,280	$3,071	$7,351	$0
Real estate - commercial	138	1,149	2,201	3,488	4,001	7,489	0
Installment	0	0	0	0	763	763	0
Home equity	286	296	3,697	4,279	51,099	55,378	0
All other	19	26	42	87	2,891	2,978	31
Total	$794	$1,619	$9,721	$12,134	$61,825	$73,959	$31